Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2025
C000147928
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Heartland Mid Cap Value Fund - Institutional
C000147929
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Heartland Mid Cap Value Fund - Investor
C000063871
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Heartland Value Fund - Institutional
C000009765
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Heartland Value Fund - Investor
C000063872
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Heartland Value Plus Fund - Institutional
C000009766
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Heartland Value Plus Fund - Investor
Without Sales Load [Member] | C000147928
Average Annual Return [Line Items]
Average Annual Return, Percent	0.38%		8.14%	9.82%
Without Sales Load [Member] | C000147929
Average Annual Return [Line Items]
Average Annual Return, Percent	0.12%		7.88%	9.55%
Without Sales Load [Member] | C000063871
Average Annual Return [Line Items]
Average Annual Return, Percent	16.17%		11.65%	9.97%
Without Sales Load [Member] | C000009765
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%		11.49%	9.80%
Without Sales Load [Member] | C000063872
Average Annual Return [Line Items]
Average Annual Return, Percent	1.30%		4.27%	7.89%
Without Sales Load [Member] | C000009766
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%		4.01%	7.65%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%		9.83%	9.78%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%		9.83%	9.78%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%		8.88%	9.27%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%		8.88%	9.27%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%		8.88%	9.27%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%		8.88%	9.27%